Line of Credit (Details Textual) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Jul. 23, 2010 Silicon Valley Bank [Member]	Jun. 30, 2013 Silicon Valley Bank [Member]	Sep. 30, 2013 Silicon Valley Bank [Member]	Feb. 08, 2012 Silicon Valley Bank [Member]
Line of Credit Facility, Amount Outstanding				$ 4,000,000
Line Of Credit Facility Expiration Date 1				Oct. 31, 2015	Oct. 31, 2013
Line Of Credit Facility Spread On Interest Rate						2.50%	2.50%
Line Of Credit Facility Minimum Amount Outstanding During Period	800,000	800,000
Line of Credit Facility, Interest Rate Description	the prime rate plus 5.25%	The prime rate plus 4.5%
Line of credit		0	1,000,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 1,840,000	$ 2,000,000	$ 1,875,000
Line of Credit Facility, Interest Rate at Period End	6.50%	6.50%
Percentage Of Eligible Accounts Receivable On Line Of Credit	80.00%